Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,883,000
Previously Paid Amount	0.00
Total Fee Amount	2,745.84
Total Offset Amount	0.00
Net Fee	2,745.84
Narrative - Max Aggregate Offering Price	$ 19,883,000
Final Prospectus	true